Commitments, contingencies and guarantees - Maturities of commitments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 3,575,326	¥ 3,105,611
Commitments to invest	26,996	31,989
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	2,287,712	1,724,901
Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,287,614	¥ 1,380,710
Less than 1 year [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	2,515,100
Commitments to invest	3,341
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	2,287,712
Less than 1 year [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	227,388
1 to 3 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	433,019
Commitments to invest	2,500
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
1 to 3 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	433,019
3 to 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	376,031
Commitments to invest	400
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
3 to 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	376,031
More than 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	251,176
Commitments to invest	20,755
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
More than 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 251,176